Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 1,516,882	¥ 1,250,372	¥ 2,005,856	¥ 1,126,920
Currency convertibility risk | Cash and cash equivalents and restricted cash | Denominated in RMB
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 832,308	¥ 897,896
Concentration risk (as a percent)	54.87%	71.81%